Restricted Cash (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash (Details) [Line Items]
Restricted cash	$ 0	$ 4,021,177
Cash deposits		33,148
Initial public offering, and certificate of deposits		3,500,000
Industrial and Commercial Bank of China [Member]
Restricted Cash (Details) [Line Items]
Short-term loan		2,961,307
Suppliers [Member]
Restricted Cash (Details) [Line Items]
Restricted cash		$ 488,029